Note 18 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	December 31, Contract Amount
(Dollars in thousands)	2016	2015
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family mortgages	$7,587	4,292
Commercial real estate mortgages	33,953	18,834
Non-real estate commercial loans	420	1,310
Undisbursed balance of loans closed	39,841	44,082
Unused lines of credit	100,893	96,354
Letters of credit	1,902	1,077
Total commitments to extend credit	$184,596	165,949
Forward commitments	$9,595	8,071

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	After 5 Years
Contractual Obligations:
Total borrowings	$7,000	1,000	2,000	4,000	0
Annual rental commitments under non-cancellable operating leases	5,856	843	1,452	1,380	2,181
	$12,856	1,843	3,452	5,380	2,181

Other Commitments [Table Text Block]
	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$50,229	26,523	9,282	9,414	5,010
Commitments to lend	31,831	9,797	4,736	7,220	10,078
Standby letters of credit	1,902	1,575	327	0	0
	$83,962	37,895	14,345	16,634	15,088